EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
EARNINGS PER SHARE
Schedule of earning per share
	2023	2022
Numerator for Basic and Diluted Earnings Per Share:
Net loss attributable to common stockholders	$(25,783,834)	$(63,945,285)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	11,968,665	1,928,172
Potentially Dilutive Common Shares	-	-
Adjusted Weighted Average Shares	11,968,665	1,928,172
Basic and Diluted Net Loss per Share	(2.15)	(33.16)

Schedule of potential shares of common stock
	June 30, 2024	June 30, 2023
Warrants	8,558,380	4,188,928
Total	8,558,380	4,188,928

	2023	2022
Common Stock Warrants	8,561,476	4,194,236
Common Stock Options	-	-
Convertible Debt	-	8,827
Total	8,561,476	4,203,063